Schedule of Debt Facilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Short-term debt - third parties	$ 3,045
Current portion of long-term debt	7,756	1,849
Long-term debt, net of current portion	18,946	22,318
Short-term debt - related parties	1,853
Long-term debt - related parties	7,130
Total	38,730
CCCI Equipment Financing Arrangements [Member]
Debt Instrument [Line Items]
Short-term debt - third parties
Current portion of long-term debt	2,215
Long-term debt, net of current portion	2,729
Short-term debt - related parties
Long-term debt - related parties
Total	4,944
Revolving Credit Note Agreement [Member]
Debt Instrument [Line Items]
Short-term debt - third parties
Current portion of long-term debt	5,541
Long-term debt, net of current portion	8,300
Short-term debt - related parties
Long-term debt - related parties
Total	13,841
CCCI Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Short-term debt - third parties
Current portion of long-term debt
Long-term debt, net of current portion	7,917
Short-term debt - related parties
Long-term debt - related parties
Total	7,917
MediGuide Indebtness Third Parties [Member]
Debt Instrument [Line Items]
Short-term debt - third parties	1,548
Current portion of long-term debt
Long-term debt, net of current portion
Short-term debt - related parties
Long-term debt - related parties
Total	1,548
Vanguard Indebtness Third Parties [Member]
Debt Instrument [Line Items]
Short-term debt - third parties	1,497
Current portion of long-term debt
Long-term debt, net of current portion
Short-term debt - related parties
Long-term debt - related parties
Total	1,497
Vanguard Founder Loan [Member]
Debt Instrument [Line Items]
Short-term debt - third parties
Current portion of long-term debt
Long-term debt, net of current portion
Short-term debt - related parties	1,853
Long-term debt - related parties
Total	1,853
Founder Loan [Member]
Debt Instrument [Line Items]
Short-term debt - third parties
Current portion of long-term debt
Long-term debt, net of current portion
Short-term debt - related parties
Long-term debt - related parties	7,130
Total	$ 7,130